Employee Benefits Expense - Summary of Employee Benefits Expense (Detail) - GBP (£)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of employee benefits expense [line items]
Share-based payment expense	£ 2,189,293	£ 3,651,898	£ 6,494,018
Total employee benefits expense	6,197,916	9,299,652	11,322,086
Research and development expenses [member]
Disclosure of employee benefits expense [line items]
Salaries	1,791,679	1,640,373	1,150,222
Social security costs	(29,670)	420,417	344,467
Pension contributions	73,401	77,425	50,864
Share-based payment expense	525,972	822,173	1,550,884
Administrative expenses [member]
Disclosure of employee benefits expense [line items]
Salaries	2,902,759	2,253,393	2,132,920
Social security costs	(827,509)	1,159,548	1,040,409
Pension contributions	97,962	96,598	109,187
Share-based payment expense	£ 1,663,322	£ 2,829,725	£ 4,943,133